UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 19 West 34th Street, Suite 816A
         New York, NY  10001

Form 13F File Number:  [______________] (initial filing)

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (212) 868-5970

Signature, Place, and Date of Signing:


/s/RYAN I. JACOB
RYAN I. JACOB
New York, NY
2/17/04

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     50

Form 13F Information Table Value Total:

   $ 53,473 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                    FORM 13F INFORMATION TABLE AS OF 12/31/2003

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)

ADOBE SYS INC                 COMMON       00724F101         39        1,000          X                         1,000
AETHER SYS INC                COMMON       00808V105        210       44,150          X                        44,150
AGILE SOFTWARE CORP DEL       COMMON       00846X105        392       39,609          X                        39,609
AKAMAI TECHNOLOGIES INC       COMMON       00971T101         11        1,000          X                         1,000
ALLOY INC                     COMMON       019855105      2,932      562,794          X                       562,794
APPLE COMPUTER INC            COMMON       037833100      2,778      130,000          X                       130,000
ASK JEEVES INC                COMMON       045174109        428       23,600          X                        23,600
AUTOBYTEL INC                 COMMON       05275N106        506       55,773          X                        55,773
CNET NETWORKS INC             COMMON       12613R104         22        3,200          X                         3,200
CIENA CORP                    COMMON       171779101          7        1,000          X                         1,000
CTRIP COM INTL LTD            COMMON       22943F100        680       20,000          X                        20,000
DIGITAL INSIGHT CORP          COMMON       25385P106        374       15,000          X                        15,000
DIGITAL RIV INC               COMMON       25388B104        647       29,291          X                        29,291
DIGITALTHINK INC              COMMON       25388M100         14        5,000          X                         5,000
DOUBLECLICK INC               COMMON       258609304        256       25,000          X                        25,000
E TRADE FINANCIAL CORP        COMMON       269246104        633       50,000          X                        50,000
EBAY INC                      COMMON       278642103        323        5,000          X                         5,000
ELECTRONIC ARTS INC           COMMON       285512109        478       10,000          X                        10,000
FREEMARKETS INC               COMMON       356602102        659       98,500          X                        98,500
GETTY IMAGES INC              COMMON       374276103        401        8,000          X                         8,000
GLOBESPANVIRATA INC           COMMON       37957V106        502       85,400          X                        85,400
HOMESTORE INC                 COMMON       437852106      2,116      447,387          X                       447,387
INFOSPACE INC                 COMMON       45678T201      1,537       66,686          X                        66,686
INTERACTIVECORP               COMMON       45840Q101      2,036       60,000          X                        60,000
INTERNET SEC SYS INC          COMMON       46060X107      1,695       90,000          X                        90,000
IVILLAGE INC                  COMMON       46588H105      1,978      552,500          X                       552,500
MARKETWATCH COM INC           COMMON       570619106      2,854      331,500          X                       331,500
MATRIXONE INC                 COMMON       57685P304        528       85,766          X                        85,766
MONSTER WORLDWIDE INC         COMMON       611742107      1,098       50,000          X                        50,000
NETWORKS ASSOCS INC           COMMON       640938106         75        5,000          X                         5,000
NETFLIX COM INC               COMMON       64110L106      1,925       35,200          X                        35,200
NETEGRITY INC                 COMMON       64110P107        500       48,495          X                        48,495
NETEASE COM INC               COMMON       64110W102         37        1,000          X                         1,000
NUANCE COMMUNICATIONS INC     COMMON       669967101        416       54,400          X                        54,400
OPENWAVE SYS INC              COMMON       683718308        380       34,550          X                        34,550
PALMONE INC                   COMMON       69713P107      1,503      127,900          X                       127,900
PALMSOURCE INC                COMMON       697154102      1,624       74,549          X                        74,549
PLUMTREE SOFTWARE INC         COMMON       72940Q104      2,014      428,500          X                       428,500
REALNETWORKS INC              COMMON       75605L104      1,583      277,300          X                       277,300
ROXIO INC                     COMMON       780008108        668      139,400          X                       139,400
SAFENET INC                   COMMON       78645R107        698       22,700          X                        22,700
SCHWAB CHARLES CORP NEW       COMMON       808513105        592       50,000          X                        50,000
SOHU COM INC                  COMMON       83408W103      2,575       85,800          X                        85,800
THQ INC                       COMMON       872443403      2,345      138,704          X                       138,704
TAKE-TWO INTERACTIVE SOFTWARE COMMON       874054109      2,303       79,942          X                        79,942
VALUECLICK INC                COMMON       92046N102      3,154      347,404          X                       347,404
VERISIGN INC                  COMMON       92343E102        489       30,000          X                        30,000
WEBMETHODS INC                COMMON       94768C108        329       35,977          X                        35,977
YAHOO INC                     COMMON       984332106        616       13,637          X                        13,637
SINA CORP                     COMMON       G81477104      3,513      104,100          X                       104,100
                                                         53,473


* All of the securities listed within this column are stated in SH.

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